Sterling Capital SMID Opportunities Fund
1
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 96.5%
Automobile Components — 2.7%
2,496
Gentex Corp. .....................
$ 81,519
Banks — 6.1%
473
M&T Bank Corp. ..................
64,839
742
Pinnacle Financial Partners, Inc. .......
64,717
635
SouthState Corp. ..................
53,626
183,182
Broadline Retail — 1.2%
864
eBay, Inc. .......................
37,688
Chemicals — 2.7%
1,670
Corteva, Inc. .....................
80,026
Consumer Finance — 5.8%
628
Discover Financial Services ..........
70,587
5,374
SLM Corp. ......................
102,751
173,338
Consumer Staples Distribution & Retail — 4.8%
386
Dollar General Corp. ...............
52,477
659
Target Corp. .....................
93,855
146,332
Containers & Packaging — 2.9%
937
Crown Holdings, Inc. ...............
86,288
Electric Utilities — 1.9%
1,327
Portland General Electric Co. .........
57,512
Electrical Equipment — 2.2%
1,804
Sensata Technologies Holding PLC .....
67,776
Entertainment — 2.9%
547
Take-Two Interactive Software, Inc.(a) ...
88,040
Financial Services — 7.9%
790
Euronet Worldwide, Inc.(a) ...........
80,177
867
Global Payments, Inc. ...............
110,109
1,639
Radian Group, Inc. .................
46,794
237,080
Health Care Providers & Services — 7.8%
1,463
Centene Corp.(a) ..................
108,569
225
Cigna Corp. ......................
67,376
123
McKesson Corp. ..................
56,947
232,892
Hotels, Restaurants & Leisure — 2.4%
390
Hilton Worldwide Holdings, Inc. .......
71,015
Household Durables — 2.3%
664
Mohawk Industries, Inc.(a) ...........
68,724
Household Products — 2.3%
857
Spectrum Brands Holdings, Inc. .......
68,363
Insurance — 5.4%
664
Globe Life, Inc. ...................
80,822
Shares Fair Value
COMMON STOCKS — (continued)
Insurance — (continued)
57
Markel Corp.(a) ...................
$ 80,934
161,756
Interactive Media & Services — 1.4%
809
IAC, Inc.(a) ......................
42,376
Life Sciences Tools & Services — 2.4%
2,074
Fortrea Holdings, Inc.(a) .............
72,383
Machinery — 3.4%
3,805
Trinity Industries, Inc. ..............
101,175
Media — 2.3%
854
Liberty Broadband Corp., Class C(a) ....
68,824
Multi-Utilities — 3.1%
3,508
NiSource, Inc. ....................
93,137
Oil, Gas & Consumable Fuels — 4.5%
2,169
CNX Resources Corp.(a) ............
43,380
408
Pioneer Natural Resources Co. ........
91,751
135,131
Professional Services — 9.7%
921
ASGN, Inc.(a) ....................
88,572
657
Jacobs Solutions, Inc. ...............
85,279
315
Paycom Software, Inc. ..............
65,117
838
SS&C Technologies Holdings, Inc. .....
51,210
290,178
Real Estate Management & Development
— 2.8%
915
CBRE Group, Inc., Class A(a) .........
85,177
Software — 1.4%
2,465
NCR Voyix Corp.(a) ................
41,683
Textiles, Apparel & Luxury Goods — 1.2%
441
Columbia Sportswear Co. ............
35,077
Trading Companies & Distributors — 3.0%
2,153
Air Lease Corp. ...................
90,297
Total Common Stocks
(Cost $2,575,894) ................ 2,896,969
MONEY MARKET FUND — 3.5%
103,721
Federated Treasury Obligations Fund,
Institutional Shares, 5.22%(b) .......
103,721
Total Money Market Fund
(Cost $103,721) ................. 103,721
Total Investments — 100.0%
(Cost $2,679,615) ............................. 3,000,690
Net Other Assets (Liabilities) — 0.0% ............... (1,135)
NET ASSETS — 100.0% .......................
$ 2,999,555

Sterling Capital SMID Opportunities Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
(a) Represents non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital SMID Opportunities Fund
December 31, 2023 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital SMID Opportunities Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2023 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital SMID Opportunities Fund — (continued)
December 31, 2023 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2023 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital SMID Opportunities Fund .............. $ 3,000,690(a) $ — $ — $ 3,000,690
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.